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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: September 30, 2003

Check here if Amendment [ ]; Amendment No.
                                         --------
   This Amendment (check one only): [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Waddell & Reed Ivy Investment Company
Address:     6300 Lamar Avenue
             Overland Park, KS 66202

Form 13F File Number: 28-10368

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:        Wendy J. Hills
Title:       Secretary
Phone:       (913) 236-2013


Signature, Place and Date of Signing:

/s/ Wendy J. Hills        Overland Park, Kansas         November 13, 2003

Report Type (check only one):

[ ] 13F HOLDINGS. (Check here if all holdings of this reporting manager are reported in this report.)
[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

    Form 13F File Number        Name
    --------------------        ----

    28-7592                     Waddell & Reed Financial, Inc.